Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments Disclosure [Text Block]
	2012	2011
	$	$

Capital expenditure commitments(1)
Contracts for capital expenditure	1,075	202
Authorized by the directors but not yet contracted for	2,242	1,128
	3,317	1,330
Allocated for:
Project expenditure
- within one year	1,092	832
- thereafter	1,708	46
	2,800	878
Other capital expenditure
- within one year	517	421
- thereafter	-	31
	517	452

(1) Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	749	14

Other contractual purchase obligations(2)
- within one year	643	334
- thereafter	102	129
	745	463
(2) Other purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon. Amounts exclude purchase obligations of equity accounted joint ventures.

Commitments Contingencies and Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

	2012	2011
	$	$

Contingent liabilities

Groundwater pollution (1)	-	-
Deep groundwater pollution (2)	-	-
Sales tax on gold deliveries - Mineração Serra Grande S.A. (3)	156	88
Other tax disputes - Mineração Serra Grande S.A. (4)	19	9
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (5)	38	29
Indirect taxes - Ghana (6)	23	12
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (7)	-	-
Tax dispute - AngloGold Ashanti Colombia S.A (8)	161	-

Contingent assets

Indemnity - Kinross Gold Corporation (9)	(90)	-
Royalty - Boddington Gold Mine (10)	-	-
Royalty - Tau Lekoa Gold Mine (11)	-	-

Financial guarantees

Oro Group surety (12)	12	12
AngloGold Ashanti USA reclamation bonds (13)	132	101
AngloGold Ashanti Australia environmental bonds (14)	52	30
AngloGold Ashanti environmental guarantees (15)	162	166
AngloGold Ashanti Iduapriem environmental guarantees (16)	32	-
AngloGold Ashanti Kilo Sarl environmental guarantees (17)	10	-
Guarantee provided for syndicated revolving credit facility (18)	-	-
Guarantee provided for rated bonds - issued April 2010 (19)	1,011	1,012
Guarantee provided for rated bonds - issued July 2012 (20)	766	-
Guarantee provided for convertible bonds (21)	736	736
Guarantee provided for mandatory convertible bonds (22)	791	791
Guarantee provided for A$ syndicated revolving credit facility (23)	266	-

Performance guarantees

Gold delivery - Mine Waste Solutions (24)	-	-

Hedging guarantees

Gold delivery guarantees (25)	-	-

	4,277	2,986